8. COMMITMENTS, CONTINGENCIES AND CONCENTRATIONS - Dec. 2017 note (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 02, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Rent expense		$ 31,079	$ 22,201	$ 102,960	$ 89,150
Pacific Oil Company [Member]
Pre-merger payables					$ 99,056
Settled amount			$ 23,764
Tax Coach Software [Member]
Percentage of interests acquired	100.00%
Number of shares issued in business acquisition	6,000,000
Shares par value (in dollars per share)	$ 0.00001